1933 Act/Rule 485(b)

April 10, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Alternative Solutions Trust

File Nos. 333-191940 and 811-22906

Post-Effective Amendment No. 31

To The Commission Staff:

On behalf of Virtus Alternative Solutions Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This amendment is being filed for the purpose of registering new class of shares, Class T Shares, to Virtus Credit Opportunities Fund, Virtus Multi-Strategy Target Return Fund and Virtus Select MLP and Energy Fund, in accordance with Rule 485(b)(1)(vii) with permission from our examiner, Anu Dubay.

I hereby certify that this Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm

cc: Ann Flood